Acquisitions of Consolidated Entities (Detail Textuals) - CAD ($) $ in Thousands	Oct. 01, 2017	Feb. 01, 2016
Metal processing company
Disclosure of transactions recognized separately from acquisition of assets and assumption of liabilities in business combination [line items]
Goodwill recognized	$ 502
Western European bank
Disclosure of transactions recognized separately from acquisition of assets and assumption of liabilities in business combination [line items]
Total purchase consideration		$ 142,419